LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–94.11%
Aerospace & Defense–7.46%
†Axon Enterprise, Inc.	20,205	$14,499,916
BWX Technologies, Inc.	19,714	3,634,670
Carpenter Technology Corp.	1,375	337,618
Curtiss-Wright Corp.	5,448	2,957,937
†Firefly Aerospace, Inc.	4,413	129,389
HEICO Corp.	13,045	4,211,187
Hexcel Corp.	22,462	1,408,368
Howmet Aerospace, Inc.	120,210	23,588,808
†Karman Holdings, Inc.	8,215	593,123
Leonardo DRS, Inc.	8,100	367,740
†Loar Holdings, Inc.	8,414	673,120
Melrose Industries PLC	139,162	1,139,423
†Rocket Lab Corp.	39,900	1,911,609
†StandardAero, Inc.	23,555	642,816
		56,095,724
Air Freight & Logistics–0.06%
†GXO Logistics, Inc.	7,900	417,831
		417,831
Beverages–0.15%
†Celsius Holdings, Inc.	13,037	749,497
Primo Brands Corp. Class A	15,537	343,368
		1,092,865
Biotechnology–4.36%
†Alkermes PLC	10,970	329,100
†Alnylam Pharmaceuticals, Inc.	19,284	8,793,504
†Argenx SE ADR	1,294	954,403
†Ascendis Pharma AS ADR	28,472	5,660,518
†Avidity Biosciences, Inc.	9,100	396,487
†BeOne Medicines Ltd. ADR	1,206	410,884
†Caris Life Sciences, Inc.	17,453	527,953
†πCaris Life Sciences, Inc. (CAI)	16,737	506,294
†Exact Sciences Corp.	45,803	2,505,882
†Insmed, Inc.	14,300	2,059,343
†Natera, Inc.	46,948	7,557,220
†Neurocrine Biosciences, Inc.	10,959	1,538,425
†Nuvalent, Inc. Class A	4,300	371,864
†Revolution Medicines, Inc.	8,047	375,795
†Summit Therapeutics, Inc.	15,200	314,032
†Ultragenyx Pharmaceutical, Inc.	7,700	231,616
†Vaxcyte, Inc.	7,250	261,145
		32,794,465
Broadline Retail–1.43%
†Coupang, Inc.	294,852	9,494,234
eBay, Inc.	7,600	691,220
†Ollie's Bargain Outlet Holdings, Inc.	4,332	556,229
		10,741,683
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products–0.30%
Lennox International, Inc.	4,198	$2,222,253
		2,222,253
Capital Markets–7.50%
Ameriprise Financial, Inc.	11,003	5,405,224
ARES Management Corp. Class A	53,881	8,615,033
Bank of New York Mellon Corp.	7,800	849,888
Blue Owl Capital, Inc.	71,491	1,210,343
†Bullish	14,996	953,896
Carlyle Group, Inc.	80,399	5,041,017
†Coinbase Global, Inc. Class A	3,476	1,173,115
Interactive Brokers Group, Inc. Class A	10,774	741,359
LPL Financial Holdings, Inc.	29,817	9,919,818
Morningstar, Inc.	3,758	871,894
MSCI, Inc.	6,463	3,667,171
Nasdaq, Inc.	55,219	4,884,120
†Robinhood Markets, Inc. Class A	62,130	8,895,773
StepStone Group, Inc. Class A	5,819	380,039
Stifel Financial Corp.	3,203	363,444
TPG, Inc.	51,220	2,942,589
Tradeweb Markets, Inc. Class A	4,079	452,687
		56,367,410
Chemicals–0.04%
Sensient Technologies Corp.	3,583	336,265
		336,265
Commercial Services & Supplies–0.90%
†ACV Auctions, Inc. Class A	69,549	689,231
†Clean Harbors, Inc.	1,555	361,102
†Copart, Inc.	20,513	922,470
GFL Environmental, Inc.	66,437	3,147,785
Rollins, Inc.	6,291	369,533
Tetra Tech, Inc.	9,012	300,820
Veralto Corp.	8,890	947,763
		6,738,704
Communications Equipment–0.05%
†Ciena Corp.	2,638	384,277
		384,277
Construction & Engineering–2.07%
†API Group Corp.	9,520	327,202
Comfort Systems USA, Inc.	4,934	4,071,438
Quanta Services, Inc.	26,983	11,182,295
		15,580,935
LVIP Blended Mid Cap Managed Volatility Fund–1

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.67%
Vulcan Materials Co.	16,397	$5,044,045
		5,044,045
Consumer Staples Distribution & Retail–1.75%
†BJ's Wholesale Club Holdings, Inc.	37,097	3,459,295
Casey's General Stores, Inc.	1,657	936,735
Dollar General Corp.	12,636	1,305,931
†Performance Food Group Co.	28,882	3,004,883
†Sprouts Farmers Market, Inc.	11,298	1,229,223
†U.S. Foods Holding Corp.	42,497	3,256,120
		13,192,187
Diversified Consumer Services–0.63%
†Bright Horizons Family Solutions, Inc.	21,364	2,319,489
†Duolingo, Inc.	5,458	1,756,603
Service Corp. International	4,044	336,542
†Stride, Inc.	2,228	331,838
		4,744,472
Diversified Telecommunication Services–0.06%
†AST SpaceMobile, Inc.	9,132	448,199
†=πSocure, Inc.	5,095	28,022
		476,221
Electric Utilities–0.33%
NRG Energy, Inc.	15,136	2,451,275
		2,451,275
Electrical Equipment–1.63%
AMETEK, Inc.	3,112	585,056
†Generac Holdings, Inc.	5,645	944,973
Hubbell, Inc.	3,083	1,326,646
Rockwell Automation, Inc.	1,124	392,872
Vertiv Holdings Co. Class A	59,826	9,025,350
		12,274,897
Electronic Equipment, Instruments & Components–1.77%
Badger Meter, Inc.	1,304	232,868
CDW Corp.	3,163	503,803
†Celestica, Inc.	9,447	2,327,552
†Coherent Corp.	4,575	492,819
Corning, Inc.	7,420	608,663
†Fabrinet	1,000	364,620
†Keysight Technologies, Inc.	2,235	390,946
†Mirion Technologies, Inc.	49,347	1,147,811
TD SYNNEX Corp.	10,416	1,705,620
TE Connectivity PLC	1,937	425,230
†Trimble, Inc.	55,857	4,560,724
†Zebra Technologies Corp. Class A	1,744	518,247
		13,278,903
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services–0.07%
TechnipFMC PLC	13,473	$531,510
		531,510
Entertainment–8.22%
†Liberty Media Corp.-Liberty Formula One Class C	9,700	1,013,165
†Live Nation Entertainment, Inc.	68,096	11,126,887
†ROBLOX Corp. Class A	140,506	19,462,891
†Spotify Technology SA	13,715	9,573,070
†Take-Two Interactive Software, Inc.	49,133	12,694,002
TKO Group Holdings, Inc.	39,240	7,924,910
		61,794,925
Financial Services–1.34%
†Affirm Holdings, Inc.	13,985	1,022,024
†Block, Inc.	55,262	3,993,785
†Chime Financial, Inc. Class A	5,315	107,203
†Corpay, Inc.	8,080	2,327,525
†=πIcapital, Inc.	26,006	364,076
†Shift4 Payments, Inc. Class A	5,392	417,341
†Toast, Inc. Class A	51,203	1,869,421
		10,101,375
Food Products–0.02%
†Freshpet, Inc.	3,350	184,619
		184,619
Ground Transportation–0.25%
†Grab Holdings Ltd. Class A	65,309	393,160
†Lyft, Inc. Class A	22,809	502,026
Old Dominion Freight Line, Inc.	3,436	483,720
†XPO, Inc.	3,618	467,699
		1,846,605
Health Care Equipment & Supplies–3.40%
†Dexcom, Inc.	92,730	6,239,802
†Glaukos Corp.	3,214	262,102
†IDEXX Laboratories, Inc.	8,773	5,604,982
†Insulet Corp.	7,023	2,168,211
†Masimo Corp.	37,317	5,506,123
†Penumbra, Inc.	5,717	1,448,230
ResMed, Inc.	4,581	1,253,957
STERIS PLC	12,486	3,089,536
		25,572,943
Health Care Providers & Services–1.81%
†BrightSpring Health Services, Inc.	13,800	407,928
Cardinal Health, Inc.	18,000	2,825,280
Cencora, Inc.	23,669	7,397,273
Encompass Health Corp.	10,760	1,366,735
†HealthEquity, Inc.	3,200	303,264
LVIP Blended Mid Cap Managed Volatility Fund–2

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Option Care Health, Inc.	9,982	$277,100
Quest Diagnostics, Inc.	2,634	501,988
†Tenet Healthcare Corp.	2,610	529,934
		13,609,502
Health Care Technology–1.10%
†Veeva Systems, Inc. Class A	27,842	8,294,410
		8,294,410
Hotels, Restaurants & Leisure–9.16%
Aramark	55,727	2,139,917
†Carnival Corp.	96,726	2,796,349
†Cava Group, Inc.	5,858	353,882
Churchill Downs, Inc.	3,216	311,984
Darden Restaurants, Inc.	12,641	2,406,341
Domino's Pizza, Inc.	843	363,931
†DraftKings, Inc. Class A	171,202	6,402,955
†Dutch Bros, Inc. Class A	10,745	562,393
Expedia Group, Inc.	20,993	4,487,254
†Flutter Entertainment PLC	17,500	4,445,000
Hilton Worldwide Holdings, Inc.	27,550	7,147,572
Hyatt Hotels Corp. Class A	27,370	3,884,624
Las Vegas Sands Corp.	19,744	1,062,030
†MakeMyTrip Ltd.	3,650	341,640
†Planet Fitness, Inc. Class A	16,182	1,679,691
Royal Caribbean Cruises Ltd.	45,135	14,604,783
†Sportradar Group AG Class A	81,311	2,187,266
Texas Roadhouse, Inc.	9,354	1,554,167
†Viking Holdings Ltd.	98,770	6,139,543
Wingstop, Inc.	18,475	4,649,788
Yum! Brands, Inc.	8,900	1,352,800
		68,873,910
Household Durables–0.46%
†SharkNinja, Inc.	7,700	794,255
Somnigroup International, Inc.	27,200	2,293,776
†TopBuild Corp.	900	351,774
		3,439,805
Independent Power and Renewable Electricity Producers–2.64%
†Talen Energy Corp.	3,155	1,342,074
Vistra Corp.	94,490	18,512,481
		19,854,555
Insurance–0.72%
Allstate Corp.	1,845	396,029
Arthur J Gallagher & Co.	6,796	2,104,993
Brown & Brown, Inc.	8,788	824,227
Hanover Insurance Group, Inc.	4,291	779,374
Hartford Insurance Group, Inc.	2,541	338,944
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Kinsale Capital Group, Inc.	896	$381,033
Ryan Specialty Holdings, Inc.	9,867	556,104
		5,380,704
Interactive Media & Services–0.65%
†Pinterest, Inc. Class A	45,241	1,455,403
†Reddit, Inc. Class A	14,996	3,448,930
		4,904,333
IT Services–3.00%
†Cloudflare, Inc. Class A	57,663	12,373,903
†Gartner, Inc.	4,738	1,245,478
†GoDaddy, Inc. Class A	19,268	2,636,441
†MongoDB, Inc.	2,250	698,355
†Okta, Inc.	50,913	4,668,722
†Twilio, Inc. Class A	2,649	265,139
†Wix.com Ltd.	3,899	692,579
		22,580,617
Life Sciences Tools & Services–0.66%
Agilent Technologies, Inc.	19,171	2,460,598
†Medpace Holdings, Inc.	1,020	524,443
†Mettler-Toledo International, Inc.	270	331,455
†Repligen Corp.	2,611	349,012
†Tempus AI, Inc.	4,991	402,824
†Waters Corp.	2,963	888,337
		4,956,669
Machinery–0.27%
Esab Corp.	2,717	303,597
†RBC Bearings, Inc.	1,169	456,249
†Symbotic, Inc.	10,001	539,054
Westinghouse Air Brake Technologies Corp.	3,589	719,487
		2,018,387
Media–0.22%
†Trade Desk, Inc. Class A	34,343	1,683,150
		1,683,150
Metals & Mining–0.25%
Anglogold Ashanti PLC	5,600	393,848
Kinross Gold Corp.	15,800	392,630
†MP Materials Corp.	6,873	460,972
Steel Dynamics, Inc.	4,332	604,011
		1,851,461
Oil, Gas & Consumable Fuels–2.93%
Cameco Corp.	42,231	3,541,492
Cheniere Energy, Inc.	35,846	8,423,093
Diamondback Energy, Inc.	2,312	330,847
EQT Corp.	5,326	289,894
Expand Energy Corp.	27,713	2,944,229
Matador Resources Co.	6,636	298,156
LVIP Blended Mid Cap Managed Volatility Fund–3

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Ovintiv, Inc.	8,000	$323,040
Permian Resources Corp.	40,639	520,179
Targa Resources Corp.	26,768	4,484,711
†Uranium Energy Corp.	31,057	414,300
Viper Energy, Inc. Class A	12,490	477,368
		22,047,309
Paper & Forest Products–0.04%
Louisiana-Pacific Corp.	3,642	323,555
		323,555
Passenger Airlines–0.05%
†United Airlines Holdings, Inc.	4,100	395,650
		395,650
Personal Care Products–0.27%
†elf Beauty, Inc.	4,020	532,570
†Oddity Tech Ltd. Class A	23,863	1,486,665
		2,019,235
Pharmaceuticals–0.05%
†Corcept Therapeutics, Inc.	4,700	390,617
		390,617
Professional Services–2.53%
Booz Allen Hamilton Holding Corp.	14,731	1,472,364
Broadridge Financial Solutions, Inc.	12,060	2,872,330
†CACI International, Inc. Class A	711	354,633
Equifax, Inc.	2,831	726,236
†ExlService Holdings, Inc.	7,400	325,822
†Parsons Corp.	4,720	391,382
Paychex, Inc.	5,864	743,321
†Paylocity Holding Corp.	6,700	1,067,109
TransUnion	51,362	4,303,108
Verisk Analytics, Inc.	25,585	6,434,883
†Verra Mobility Corp.	12,785	315,790
		19,006,978
Real Estate Management & Development–1.87%
†CBRE Group, Inc. Class A	46,698	7,357,737
†CoStar Group, Inc.	73,764	6,223,469
FirstService Corp.	2,500	476,225
		14,057,431
Residential REITs–0.04%
Equity LifeStyle Properties, Inc.	5,068	307,628
		307,628
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Retail REITs–0.17%
Simon Property Group, Inc.	6,779	$1,272,215
		1,272,215
Semiconductors & Semiconductor Equipment–3.34%
ASM International NV	972	582,913
†Astera Labs, Inc.	40,841	7,996,668
†Credo Technology Group Holding Ltd.	7,080	1,030,919
†Impinj, Inc.	2,300	415,725
†Lattice Semiconductor Corp.	13,600	997,152
†MACOM Technology Solutions Holdings, Inc.	2,302	286,576
Monolithic Power Systems, Inc.	13,130	12,088,003
†Onto Innovation, Inc.	2,925	377,969
†Rambus, Inc.	7,677	799,943
†Tower Semiconductor Ltd.	7,456	539,069
		25,114,937
Software–10.07%
†Appfolio, Inc. Class A	2,936	809,338
†Autodesk, Inc.	1,059	336,413
†Cadence Design Systems, Inc.	16,613	5,835,482
†=πCanva, Inc.	218	358,858
†Circle Internet Group, Inc.	2,406	318,987
†Clearwater Analytics Holdings, Inc. Class A	12,800	230,656
Constellation Software, Inc.	1,749	4,747,925
†=πDatabricks, Inc.	10,218	1,532,700
†Datadog, Inc. Class A	73,752	10,502,285
†Descartes Systems Group, Inc.	3,116	293,621
†Docusign, Inc.	13,802	994,986
†Dynatrace, Inc.	32,512	1,575,206
†Elastic NV	11,730	991,068
†Fair Isaac Corp.	2,241	3,353,724
†Figma, Inc. Class A	5,621	291,561
†Gitlab, Inc. Class A	27,600	1,244,208
†Guidewire Software, Inc.	52,698	12,113,162
†HubSpot, Inc.	5,318	2,487,760
InterDigital, Inc.	4,188	1,445,823
†Manhattan Associates, Inc.	18,385	3,768,557
†Monday.com Ltd.	2,100	406,749
†Netskope, Inc. Class A	21,384	486,058
†Nutanix, Inc. Class A	11,589	862,106
Pegasystems, Inc.	28,800	1,656,000
†Procore Technologies, Inc.	4,717	343,964
†PTC, Inc.	6,590	1,337,902
†Q2 Holdings, Inc.	22,856	1,654,546
†Rubrik, Inc. Class A	7,871	647,390
†SailPoint, Inc.	21,412	472,777
†Samsara, Inc. Class A	36,303	1,352,287
†ServiceTitan, Inc. Class A	7,911	797,666
†=πSnyk Ltd.	23,071	182,722
LVIP Blended Mid Cap Managed Volatility Fund–4

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†=πTanium, Inc. Class B	9,649	$51,429
†Tyler Technologies, Inc.	12,648	6,616,928
†Unity Software, Inc.	53,369	2,136,895
†Zscaler, Inc.	11,450	3,431,107
		75,668,846
Specialized REITs–0.24%
Iron Mountain, Inc.	5,651	576,063
Lamar Advertising Co. Class A	9,859	1,206,939
		1,783,002
Specialty Retail–4.13%
†AutoZone, Inc.	90	386,122
†Burlington Stores, Inc.	24,421	6,215,144
†Carvana Co.	27,177	10,252,251
†Floor & Decor Holdings, Inc. Class A	11,771	867,523
†O'Reilly Automotive, Inc.	47,619	5,133,804
†RH	1,100	223,476
Ross Stores, Inc.	10,895	1,660,289
Tractor Supply Co.	67,570	3,842,706
†Ulta Beauty, Inc.	2,316	1,266,273
†Valvoline, Inc.	19,000	682,290
Williams-Sonoma, Inc.	2,495	487,648
		31,017,526
Technology Hardware, Storage & Peripherals–0.42%
†Pure Storage, Inc. Class A	31,036	2,601,127
Seagate Technology Holdings PLC	2,364	558,046
		3,159,173
Textiles, Apparel & Luxury Goods–1.41%
†Amer Sports, Inc.	27,991	972,687
†Birkenstock Holding PLC	6,385	288,921
†Deckers Outdoor Corp.	15,835	1,605,194
†On Holding AG Class A	9,000	381,150
Ralph Lauren Corp.	5,466	1,713,919
Tapestry, Inc.	46,598	5,275,826
VF Corp.	25,582	369,148
		10,606,845
Trading Companies & Distributors–1.15%
†Core & Main, Inc. Class A	7,861	423,158
Fastenal Co.	121,756	5,970,914
Ferguson Enterprises, Inc.	1,707	383,358
WW Grainger, Inc.	1,958	1,865,896
		8,643,326
Total Common Stock (Cost $463,453,514)		707,528,165
	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCKS–0.72%
†=πCanva, Inc. Series A	13	$21,400
†=πDatabricks, Inc. Series F	23,328	3,499,200
†=πDatabricks, Inc. Series G	2,475	371,250
†=πDatabricks, Inc. Series H	5,901	885,150
†=πDataRobot, Inc. Series G	15,766	45,091
†=πRappi, Inc. Series E	9,859	143,646
†=πSnyk Ltd. Series F	38,665	306,227
†=πSocure, Inc. Series A	6,193	34,061
†=πSocure, Inc. Series A1	5,083	27,957
†=πSocure, Inc. Series B	92	506
†=πSocure, Inc. Series E	11,781	64,795
Total Convertible Preferred Stocks (Cost $2,880,034)		5,399,283
WARRANT–0.00%
†=Constellation Software, Inc. exp 3/31/40 exercise price USD 1.00	3,355	0
Total Warrant (Cost $0)		0

MONEY MARKET FUND–4.37%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.09%)	32,852,073	32,852,073
Total Money Market Fund (Cost $32,852,073)		32,852,073

	Principal Amount°
SHORT-TERM INVESTMENT–0.53%
U.S. TREASURY OBLIGATIONS–0.53%
≠Federal National Mortgage Association Discount Notes 3.96% 10/1/25	4,023,000	4,023,000
		4,023,000
Total Short-Term Investment (Cost $4,023,000)		4,023,000

LVIP Blended Mid Cap Managed Volatility Fund–5

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–99.73% (Cost $503,208,621)	$749,802,521
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.27%	2,006,889
NET ASSETS APPLICABLE TO 40,754,016 SHARES OUTSTANDING–100.00%	$751,809,410

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠The rate shown is the effective yield at the time of purchase.
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At September 30, 2025, the aggregate value of restricted securities was $8,423,384, which represented 1.12% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances)
with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Canva, Inc.	8/16/2021	$371,590	$358,858
Canva, Inc. Series A	11/4/2021	22,162	21,400
Caris Life Sciences, Inc. (CAI)	6/18/2025	316,313	506,294
Databricks, Inc.	7/24/2020	163,573	1,532,700
Databricks, Inc. Series F	10/22/2019	333,967	3,499,200
Databricks, Inc. Series G	2/1/2021	146,328	371,250
Databricks, Inc. Series H	8/31/2021	433,630	885,150
DataRobot, Inc. Series G	6/11/2021	431,364	45,091
Icapital, Inc.	3/17/2025	364,076	364,076
Rappi, Inc. Series E	9/8/2020	589,036	143,646
Snyk Ltd.	9/3/2021	330,942	182,722
Snyk Ltd. Series F	9/3/2021	551,575	306,227
Socure, Inc.	12/22/2021	81,870	28,022
Socure, Inc. Series A	12/22/2021	99,513	34,061
Socure, Inc. Series A1	12/22/2021	81,677	27,957
Socure, Inc. Series B	12/22/2021	1,478	506
Socure, Inc. Series E	10/27/2021	189,304	64,795
Tanium, Inc. Class B	9/24/2020	109,952	51,429
Total		$4,618,350	$8,423,384
LVIP Blended Mid Cap Managed Volatility Fund–6

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
4	CME British Pound Currency Futures	$336,275	$335,961	12/15/25	$314	$—
4	CME Euro Foreign Exchange Currency Futures	589,600	589,536	12/15/25	64	—
5	CME Japanese Yen Currency Futures	425,875	425,513	12/15/25	362	—
					740	—
Equity Contracts:
30	CME E-mini Russell 2000 Index Futures	3,683,250	3,663,618	12/19/25	19,632	—
13	CME E-mini S&P 500 Index Futures	4,380,188	4,286,269	12/19/25	93,919	—
74	CME E-mini S&P MidCap 400 Index Futures	24,317,880	24,348,651	12/19/25	—	(30,771)
9	Eurex EURO STOXX 50 Futures	585,487	583,101	12/19/25	2,386	—
3	FTSE 100 Index Futures	379,564	377,779	12/19/25	1,785	—
1	OSE Nikkei 225 Index Futures	304,223	302,535	12/11/25	1,688	—
					119,410	(30,771)
Total Futures Contracts					$120,150	$(30,771)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
IT–Information Technology
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
LVIP Blended Mid Cap Managed Volatility Fund–7